Organization and Summary of Significant Accounting Policies (Details)				1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2021 USD ($) market $ / shares	May 03, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment company $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) company market segment $ / shares	Dec. 31, 2019 USD ($) group $ / shares	Dec. 31, 2018 USD ($)	Apr. 06, 2021 $ / shares	Jan. 01, 2021 USD ($)	Sep. 25, 2015	Apr. 29, 2014
Subsidiary, Sale of Stock [Line Items]
Number of markets in which entity operates | market	6												6
Number of types of medical groups | group														2
Non-Owned Medical Groups, percentage owned by physicians			100.00%								100.00%		100.00%
MSO, ownership percentage										100.00%			100.00%
Number of MSOs where the company is at least the majority owner | company										2			2
Number of revenue sources | group														3
Number of operating segments | segment								1		1			1
Number of reportable segments | segment								1		1			1
Deferred offering costs capitalized			$ 1,100,000								$ 1,100,000		$ 1,100,000	$ 0
Proceeds from grants			100,000	$ 4,100,000	$ 9,100,000						13,300,000
Social security taxes repayment deferral period										2 years			2 years
Social Security tax repayment percent, remainder of fiscal year										50.00%			50.00%
Social Security tax repayment percent, year one										50.00%			50.00%
Social Security taxes payable	$ 1,600,000		1,800,000			$ 1,600,000				$ 1,600,000	1,800,000		$ 1,800,000
Goodwill, impairment loss													0	0
Impairment of intangible assets (excluding goodwill)								$ 0	$ 0
Deferred rent			5,300,000								5,300,000		5,300,000	4,900,000
Advertising expense													800,000	$ 1,000,000	$ 900,000
Right-of-use asset	5,377,000		$ 0			5,377,000				5,377,000	$ 0		$ 0
Operating lease liability	$ 10,040,000					$ 10,040,000				$ 10,040,000
Common stock, par value (in usd per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01			$ 0.01				$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01
Price per share (in dollars per share) | $ / shares		$ 23.00
Grants received										$ 0		$ 13,300,000
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue						$ 251,524,000	$ 207,170,000			690,887,000		603,376,000	$ 817,075,000	$ 786,360,000	657,609,000
Care management fees (PMPM)
Subsidiary, Sale of Stock [Line Items]
Measurement period													12 months
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue						$ 9,376,000	$ 7,024,000			$ 27,321,000		$ 20,320,000	$ 26,766,000	$ 18,547,000	9,836,000
Minimum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life													3 years
Minimum | Management Services Agreements (MSA)
Subsidiary, Sale of Stock [Line Items]
Revenue, period of recognition			5 years								5 years		5 years
Minimum | Government Contract
Subsidiary, Sale of Stock [Line Items]
Revenue, period of recognition			3 years								3 years		3 years
Maximum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life													7 years
Maximum | Management Services Agreements (MSA)
Subsidiary, Sale of Stock [Line Items]
Revenue, period of recognition			20 years								20 years		20 years
Maximum | Government Contract
Subsidiary, Sale of Stock [Line Items]
Revenue, period of recognition			5 years								5 years		5 years
Privia Management Services Organization (PMSO)
Subsidiary, Sale of Stock [Line Items]
Percent of ownership of consolidated entity														51.00%
Privia | PH Holdings | Subsidiaries
Subsidiary, Sale of Stock [Line Items]
Ownership percent acquired																			100.00%
Complete MD Solutions LLC
Subsidiary, Sale of Stock [Line Items]
Ownership percent acquired																		75.50%
General and Administrative Expense
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Bad debt expense															$ 200,000
ASU 2016-02
Subsidiary, Sale of Stock [Line Items]
Right-of-use asset																	$ 6,000,000
Operating lease liability																	$ 11,300,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction | shares		22,425,000
Price per share (in dollars per share) | $ / shares		$ 23.00
Initial Public Offering And Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of stock, gross		$ 223,700,000
Consideration received on transaction		$ 211,000,000
ASC 606 adjustment | ASU 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue														$ (1,500,000)
ASC 606 adjustment | ASU 2014-09 | General and Administrative Expense
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Bad debt expense														$ (1,500,000)